INCOME TAXES (Details 2)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
INCOME TAXES
Cayman Islands and British Virgin Islands		(19,373,510)	(15,598,329)	(11,433,911)
PRC		49,586,482	85,778,881	34,500,214
Earnings before income taxes	4,864,587	30,212,972	70,180,552	23,066,303
Current expense		10,226,537	13,189,414	7,203,811
Deferred (benefit) expense		(3,221,555)	1,149,668	(3,891,524)
Total income tax expense	$ 1,127,871	7,004,982	14,339,082	3,312,287